INCOME TAX - Current tax receivable/ (payable) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Current tax receivable	R 7.8	R 4.3
Current tax liability	(37.2)	(29.5)
Net current tax liability	(29.4)	(25.2)	R 3.9
Current tax	(496.2)	0.0	(99.7)
Current tax charge recognised in equity	(2.9)	3.4
Tax paid/(received)	R 489.1	R (25.7)	R 72.5